Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest on Credit Facilities	$ 10,885	$ 38,326
Interest on long-term notes	149,214	148,968
Interest on lease obligations	1,333	1,338
Cash interest	161,432	188,632
Amortization of debt issue costs	56,116	14,704
Accretion of asset retirement obligations	19,114	17,265
Net early redemption expense	85,355	24,350
Financing and interest - continuing operations	322,017	244,951	[1]
Discontinued operations
Disclosure of attribution of expenses by nature to their function [line items]
Financing and interest - continuing operations	$ 22,985	$ 23,423

[1]	Comparative period has been revised to reflect current period presentation